LOSS PER SHARE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Numerator:
Net loss attributable to ordinary shareholders:	¥ 455,090	$ 65,981	¥ (14,472)	¥ (72,507)
Denominator:
Number of shares outstanding, opening	436,816,529	436,816,529	436,816,529	436,656,529
Weighted average number of shares issued				160,000
Weighted-average number of shares outstanding - Basic	436,816,529	436,816,529	436,816,529
Weighted-average number of shares outstanding - Diluted	436,816,529	436,816,529	436,816,529
Number of share options and restricted share				7,707,802
Options exercised	0	0	0	0
Restricted shares vested	0	0	0	160,000